Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31,
	2020	2019
	(€ million)
Cash at banks	€8,749	€5,166
Money market securities	7,802	2,293
Other cash equivalents	7,295	7,555
Total Cash and cash equivalents	€23,846	€15,014